Shareholder Report, Line Graph (Details) - USD ($)				5 Months Ended	8 Months Ended	12 Months Ended		17 Months Ended	20 Months Ended	24 Months Ended	29 Months Ended	32 Months Ended	36 Months Ended	41 Months Ended	44 Months Ended	48 Months Ended	53 Months Ended	56 Months Ended	60 Months Ended	65 Months Ended	68 Months Ended	72 Months Ended	77 Months Ended	80 Months Ended	84 Months Ended	89 Months Ended	96 Months Ended	101 Months Ended	108 Months Ended	113 Months Ended	120 Months Ended	125 Months Ended
	Apr. 30, 2019	Dec. 31, 2015	Jul. 22, 2015	Dec. 31, 2015	Dec. 31, 2019	Dec. 31, 2025	Dec. 31, 2016	Dec. 31, 2016	Dec. 31, 2020	Dec. 31, 2017	Dec. 31, 2017	Dec. 31, 2021	Dec. 31, 2018	Dec. 31, 2018	Dec. 31, 2022	Dec. 31, 2019	Dec. 31, 2019	Dec. 31, 2023	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2024	Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2025	Dec. 31, 2022	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2025
C000097931
Account Value [Line Items]
Line Graph and Table Measure Name						TOPS Aggressive Growth ETF Portfolio
Accumulated Value		$ 10,000					$ 11,341			$ 13,688			$ 12,375			$ 15,431			$ 17,425			$ 20,851			$ 17,568		$ 20,690		$ 23,216		$ 27,665
C000097930
Account Value [Line Items]
Line Graph and Table Measure Name						TOPS Aggressive Growth ETF Portfolio
Accumulated Value		10,000					11,316			13,623			12,277			15,269			17,206			20,529			17,270		20,269		22,699		26,973
C000158839
Account Value [Line Items]
Line Graph and Table Measure Name						TOPS Aggressive Growth ETF Portfolio
Accumulated Value			$ 10,000	$ 9,322				$ 10,475			$ 12,463			$ 11,189			$ 13,882			$ 15,594			$ 18,575			$ 15,577		$ 18,241		$ 20,378		$ 24,155
C000211504
Account Value [Line Items]
Line Graph and Table Measure Name						TOPS Aggressive Growth ETF Portfolio
Accumulated Value	$ 10,000				$ 10,742				$ 12,104			$ 14,442			$ 12,149			$ 14,259			$ 15,968			$ 18,975
C000097924
Account Value [Line Items]
Line Graph and Table Measure Name						TOPS Balanced ETF Portfolio
Accumulated Value		10,000					10,822			12,034			11,386			13,238			14,378			15,812			14,074		15,728		16,836		19,053
C000097925
Account Value [Line Items]
Line Graph and Table Measure Name						TOPS Balanced ETF Portfolio
Accumulated Value		10,000					10,791			11,973			11,299			13,099			14,199			15,565			13,829		15,405		16,461		18,577
C000211501
Account Value [Line Items]
Line Graph and Table Measure Name						TOPS Balanced ETF Portfolio
Accumulated Value	10,000				10,611				11,502			12,608			11,194			12,461			13,307			15,012
C000158836
Account Value [Line Items]
Line Graph and Table Measure Name						TOPS Balanced ETF Portfolio
Accumulated Value			10,000	9,630				10,361			11,436			10,771			12,470			13,480			14,738			13,057		14,515		15,470		17,417
C000097922
Account Value [Line Items]
Line Graph and Table Measure Name						TOPS Conservative ETF Portfolio
Accumulated Value		10,000					10,616			11,369			11,087			12,421			13,319			14,217			12,994		14,226		15,111		16,681
C000097923
Account Value [Line Items]
Line Graph and Table Measure Name						TOPS Conservative ETF Portfolio
Accumulated Value		10,000					10,582			11,305			11,002			12,290			13,155			14,004			12,764		13,937		14,773		16,272
C000211500
Account Value [Line Items]
Line Graph and Table Measure Name						TOPS Conservative ETF Portfolio
Accumulated Value	10,000				10,494				11,233			11,958			10,899			11,901			12,615			13,895
C000158835
Account Value [Line Items]
Line Graph and Table Measure Name						TOPS Conservative ETF Portfolio
Accumulated Value			10,000	9,731				10,287			10,968			10,684			11,896			12,691			13,487			12,258		13,357		14,127		15,506
C000097929
Account Value [Line Items]
Line Graph and Table Measure Name						TOPS Growth ETF Portfolio
Accumulated Value		10,000					11,260			13,313			12,172			14,894			16,670			19,486			16,650		19,381		21,531		25,473
C000097928
Account Value [Line Items]
Line Graph and Table Measure Name						TOPS Growth ETF Portfolio
Accumulated Value		10,000					11,232			13,248			12,085			14,752			16,473			19,194			16,372		19,006		21,056		24,844
C000211503
Account Value [Line Items]
Line Graph and Table Measure Name						TOPS Growth ETF Portfolio
Accumulated Value	10,000				10,716				11,966			13,943			11,893			13,806			15,295			18,047
C000158838
Account Value [Line Items]
Line Graph and Table Measure Name						TOPS Growth ETF Portfolio
Accumulated Value			10,000	9,341				10,429			12,154			11,069			13,474			15,004			17,450			14,841		17,188		18,989		22,358
C000097926
Account Value [Line Items]
Line Graph and Table Measure Name						TOPS Moderate Growth ETF Portfolio
Accumulated Value		10,000					11,079			12,672			11,836			14,102			15,629			17,680			15,442		17,575		19,154		22,122
C000097927
Account Value [Line Items]
Line Graph and Table Measure Name						TOPS Moderate Growth ETF Portfolio
Accumulated Value		10,000					11,052			12,611			11,743			13,963			15,443			17,422			15,175		17,220		18,742		21,578
C000211502
Account Value [Line Items]
Line Graph and Table Measure Name						TOPS Moderate Growth ETF Portfolio
Accumulated Value	10,000				10,660				11,777			13,284			11,576			13,123			14,269			16,425
C000158837
Account Value [Line Items]
Line Graph and Table Measure Name						TOPS Moderate Growth ETF Portfolio
Accumulated Value			10,000	9,474				10,383			11,720			10,959			12,989			14,319			16,119			14,012		15,863		17,208		19,766
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name						S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value		10,000					11,196			13,640			13,042			17,149			20,304			26,132			21,399		27,025		33,786		39,827
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name						S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value		10,000					11,196			13,640			13,042			17,149			20,304			26,132			21,399		27,025		33,786		39,827
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name						S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value			10,000	9,765				10,932			13,319			12,735			16,745			19,826			25,517			20,896		26,389		32,991		38,890
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name						S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000				11,119				13,165			16,944			13,876			17,523			21,907			25,824
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name						S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value		10,000					11,196			13,640			13,042			17,149			20,304			26,132			21,399		27,025		33,786		39,827
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name						S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value		10,000					11,196			13,640			13,042			17,149			20,304			26,132			21,399		27,025		33,786		39,827
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name						S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000				11,119				13,165			16,944			13,876			17,523			21,907			25,824
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name						S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value			10,000	9,765				10,932			13,319			12,735			16,745			19,826			25,517			20,896		26,389		32,991		38,890
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name						S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value		10,000					11,196			13,640			13,042			17,149			20,304			26,132			21,399		27,025		33,786		39,827
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name						S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value		10,000					11,196			13,640			13,042			17,149			20,304			26,132			21,399		27,025		33,786		39,827
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name						S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000				11,119				13,165			16,944			13,876			17,523			21,907			25,824
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name						S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value			10,000	9,765				10,932			13,319			12,735			16,745			19,826			25,517			20,896		26,389		32,991		38,890
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name						S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value		10,000					11,196			13,640			13,042			17,149			20,304			26,132			21,399		27,025		33,786		39,827
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name						S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value		10,000					11,196			13,640			13,042			17,149			20,304			26,132			21,399		27,025		33,786		39,827
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name						S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000				11,119				13,165			16,944			13,876			17,523			21,907			25,824
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name						S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value			10,000	9,765				10,932			13,319			12,735			16,745			19,826			25,517			20,896		26,389		32,991		38,890
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name						S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value		10,000					11,196			13,640			13,042			17,149			20,304			26,132			21,399		27,025		33,786		39,827
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name						S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value		$ 10,000					$ 11,196			$ 13,640			$ 13,042			$ 17,149			$ 20,304			$ 26,132			$ 21,399		$ 27,025		$ 33,786		$ 39,827
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name						S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	$ 10,000				$ 11,119				$ 13,165			$ 16,944			$ 13,876			$ 17,523			$ 21,907			$ 25,824
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name						S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value			$ 10,000	$ 9,765				$ 10,932			$ 13,319			$ 12,735			$ 16,745			$ 19,826			$ 25,517			$ 20,896		$ 26,389		$ 32,991		$ 38,890